Artisan Global Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended	123 Months Ended	129 Months Ended	161 Months Ended	173 Months Ended	189 Months Ended	207 Months Ended	217 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				13.24%		11.34%	10.39%	11.21%	9.80%	9.94%	9.07%	7.12%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		45.55%	9.68%		12.85%					12.49%
Performance Inception Date	Mar. 29, 2010
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.23%	6.22%		9.92%					10.29%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.93%	6.26%		9.40%					9.72%
Investor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		45.70%	9.75%	11.86%
Performance Inception Date	Aug. 05, 2020
Advisor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		45.87%	9.95%		13.13%	12.81%
Performance Inception Date	Oct. 15, 2015
Institutional | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%